Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	56,593,539	56,593,539	56,593,539
Common stock, shares issued	3,500,848	870,263	870,263
Common stock, shares outstanding	3,500,848	870,263	870,263
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	53,340,636	53,340,636	53,340,636
Redeemable convertible preferred stock, shares issued	35,537,077	36,756,498	36,756,498
Redeemable convertible preferred stock, shares outstanding	35,537,077	36,756,498	36,756,498
Blue Water Acquisition Corp
Common stock subject to possible redemption		3,464,860
Redemption per share (in Dollars per share)	$ 10.20	$ 10.20
Common stock, par value redemption (in Dollars per share)	0.0001	0.0001
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock | Blue Water Acquisition Corp
Common stock subject to possible redemption	4,254,020	3,464,860
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	1,553,480	2,343,640
Common stock, shares outstanding	1,553,480	2,343,640
Class B Common Stock | Blue Water Acquisition Corp
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	1,437,500	1,437,500
Common stock, shares outstanding	1,437,500	1,437,500
Class A Common Stock | Blue Water Acquisition Corp
Common stock, shares issued		2,342,640
Common stock, shares outstanding		2,342,640